Significant Accounting Policies - Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset	$ 9,730
Operating lease liability	$ 9,997
Restatement adjustment | ASU 2016-02, "Leases (Topic 842)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		$ 14,400
Operating lease liability		$ 14,900